Dec. 16, 2024
Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF
3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.

4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in securities that comprise the New Underlying Index.

Please Retain This Supplement For Future Reference.